SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 5) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Increase (Decrease) in Stockholders' Equity
Balance	$ 540,985
Balance (in shares)	88,312,068
Repurchase of common shares	(30,000)
Issuance of common shares for share-based compensation		14	2
Issuance of common share for business acquisition		326,778
Share-based compensation	23,000	11,125	5,656
Acquisition of non-controlling interest	(6,294)	(12,938)
Stock option exercise	4,201	1,933	4,235
Disposal of variable interest entity	(71)
Shares issuable in connection with business acquisition	3,430	918
Foreign currency translation adjustments	5,846	2,460	5,738
Balance	550,273	540,985
Balance (in shares)	85,503,321	88,312,068
Common shares
Increase (Decrease) in Stockholders' Equity
Balance (in shares)	88,312,068	42,720,067	41,536,412
Repurchase of common shares (in shares)	(4,643,359)	(1)	(2)
Cancellation of common shares and treasury stock	(4)
Cancellation of common shares and treasury stock (in shares)	(379,278)
Reissuance of treasury stock for share based compensation (in shares)	1,743,359
Issuance of common shares for share-based compensation		3	2
Issuance of common shares for share-based compensation (in shares)		2,150,814	1,075,406
Issuance of common share for business acquisition		60
Issuance of common share for business acquisition (in shares)	319,556	43,441,188
Vesting of nonvested shares award (in shares)	150,975		108,251
Balance (in shares)	85,503,321	88,312,068	42,720,067
Treasury stock
Increase (Decrease) in Stockholders' Equity
Repurchase of common shares	(29,907)
Cancellation of common shares and treasury stock	18,678
Reissuance of treasury stock for share based compensation	11,229
Additional paid-in capital
Increase (Decrease) in Stockholders' Equity
Repurchase of common shares	(93)
Cancellation of common shares and treasury stock	(18,674)
Reissuance of treasury stock for share based compensation	(11,229)
Issuance of common shares for share-based compensation		11
Issuance of common share for business acquisition	2,464	326,718
Balance brought forward from VanceInfo as a result of the merger		(11,407)
Share-based compensation	23,000	11,125	5,656
Vesting of nonvested shares of a subsidiary	(1,363)
Acquisition of non-controlling interest	(3,592)	(12,040)
Stock option exercise	4,201	1,933	4,235
Disposal of variable interest entity	(71)
Shares to be issued in connection with business acquisition
Increase (Decrease) in Stockholders' Equity
Issuance of common share for business acquisition	(2,464)
Balance brought forward from VanceInfo as a result of the merger		619
Shares issuable in connection with business acquisition	3,430	918
Accumulated other comprehensive income
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustments	5,846	2,453	5,738
Parent Company
Increase (Decrease) in Stockholders' Equity
Balance	540,985	208,484	174,952
Balance (in shares)	88,312,068
Repurchase of common shares	(30,000)
Issuance of common shares for share-based compensation		14	2
Issuance of common share for business acquisition		326,778
Balance brought forward from VanceInfo as a result of the merger		(1,270)
Share-based compensation	23,000	11,125	5,656
Vesting of nonvested shares of a subsidiary	(1,363)
Acquisition of non-controlling interest	(3,592)	(12,040)
Stock option exercise	4,201	1,933	4,235
Disposal of variable interest entity	(71)
Shares issuable in connection with business acquisition	3,430	918
Net income	7,837	2,590	17,901
Foreign currency translation adjustments	5,846	2,453	5,738
Balance	550,273	540,985	208,484
Balance (in shares)	85,503,321	88,312,068
Parent Company | Common shares
Increase (Decrease) in Stockholders' Equity
Balance	123	60	58
Balance (in shares)	88,312,068	42,720,067	41,536,412
Repurchase of common shares (in shares)	(4,643,359)	(1)	(2)
Cancellation of common shares and treasury stock	(4)
Cancellation of common shares and treasury stock (in shares)	(379,278)
Reissuance of treasury stock for share based compensation (in shares)	1,743,359
Issuance of common shares for share-based compensation		3	2
Issuance of common shares for share-based compensation (in shares)		2,150,814	1,075,406
Issuance of common share for business acquisition		60
Issuance of common share for business acquisition (in shares)	319,556	43,441,188
Vesting of nonvested shares award (in shares)	150,975		108,251
Balance	119	123	60
Balance (in shares)	85,503,321	88,312,068	42,720,067
Parent Company | Treasury stock
Increase (Decrease) in Stockholders' Equity
Repurchase of common shares	(29,907)
Cancellation of common shares and treasury stock	18,678
Reissuance of treasury stock for share based compensation	11,229
Parent Company | Additional paid-in capital
Increase (Decrease) in Stockholders' Equity
Balance	502,748	186,408	176,517
Repurchase of common shares	(93)
Cancellation of common shares and treasury stock	(18,674)
Reissuance of treasury stock for share based compensation	(11,229)
Issuance of common shares for share-based compensation		11
Issuance of common share for business acquisition	2,464	326,718
Balance brought forward from VanceInfo as a result of the merger		(11,407)
Share-based compensation	23,000	11,125	5,656
Vesting of nonvested shares of a subsidiary	(1,363)
Acquisition of non-controlling interest	(3,592)	(12,040)
Stock option exercise	4,201	1,933	4,235
Disposal of variable interest entity	(71)
Balance	497,391	502,748	186,408
Parent Company | Shares to be issued in connection with business acquisition
Increase (Decrease) in Stockholders' Equity
Balance	1,537
Issuance of common share for business acquisition	(2,464)
Balance brought forward from VanceInfo as a result of the merger		619
Shares issuable in connection with business acquisition	3,430	918
Balance	2,503	1,537
Parent Company | (Accumulated deficit) Retained earnings
Increase (Decrease) in Stockholders' Equity
Balance	17,797	5,689	(12,212)
Balance brought forward from VanceInfo as a result of the merger		9,518
Net income	7,837	2,590	17,901
Balance	25,634	17,797	5,689
Parent Company | Accumulated other comprehensive income
Increase (Decrease) in Stockholders' Equity
Balance	18,780	16,327	10,589
Foreign currency translation adjustments	5,846	2,453	5,738
Balance	$ 24,626	$ 18,780	$ 16,327